Warrant Liability - Additional information (Details) - Public Warrants	6 Months Ended
Jun. 30, 2024 $ / shares shares
Warrants
Number of shares entitled per public warrant | shares	1
Exercise price of warrants | $ / shares	$ 11.50
Redemption price | $ / shares	0.01
Trigger price | $ / shares	$ 18.00
Number of days during which entity's shares must trade above the threshold price in order to trigger entity's right to redeem warrants | shares	20
Trading period during which share price is measured to determine if entity's right to redeem warrants has been triggered | shares	30